Other Income (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Gain from disposal of investments in affiliated companies		¥ 10		$ 1	¥ 13,852		¥ 97,124
Gain/(Loss) from disposal of subsidiaries (note 2(b),6(b))		(19,024)		(2,767)	8,416		34,339
Amortization of government grants received in related to long-term assets (note 2(k))		56,362		8,198	49,669		49,362
Government grants intended to compensate for expenses or losses (note 2(k)	[1]	25,833		3,757	8,908		29,261
Gain from extinguishment of accounts payables		11,834	[2]	1,721	24,405	[2]	22,165	[2]
Others		7,475		1,088	12,279		14,716
Total other income		¥ 82,490		$ 11,998	¥ 117,529		¥ 246,967

[1]	In 2018, RMB 18,020 out of RMB 25,833 of the “Government grants intended to compensate for expenses or losses” received in prior years was reclassified from “deferred other income” in the Consolidated Balance Sheets as of December 31, 2017 to “other income”, because the such R&D expenditures supported by the government grants were actually incurred in 2018.
[2]	For year ended December 31, 2016, 2017 and 2018, the Company successfully negotiated with certain suppliers, and these suppliers agreed to waive partial amount of the long ageing accounts payables. Total amount waived by the suppliers in 2016, 2017 and 2018 was RMB 22,165, RMB 24,405 and RMB 11,834 (US$ 1,721), which was included in Other Income in the Consolidated Statements of Comprehensive Loss.